Taxation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Income Taxes [Line Items]
Tax (benefit) expense	$ 219	$ (92)	$ 415	$ 148
Tax Audit Settlement [member]
Disclosure Of Income Taxes [Line Items]
Current tax expense	(24)		(24)
Elite [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense	78		78
Investments accounted for using equity method [member]
Disclosure Of Income Taxes [Line Items]
Tax (benefit) expense	$ 97	$ (209)	$ 233	$ (17)